Deferred tax - Schedule of NetDeferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 2,113	€ 2,227
Acquisitions / Additions	(6)
Charged to income statement	(201)	185	€ (125)
Charged to equity	(715)	(350)
Net exchange differences	(172)	34
Disposal of a business	2
Transfers to disposal groups	8
Transfer to current income tax	(73)	16
Other	(7)
Ending balance	950	2,113	2,227
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	541	434
Charged to income statement	37	99
Charged to equity	(9)	3
Net exchange differences	(16)	5
Ending balance	554	541	434
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	3,165	2,735
Charged to income statement	32	596
Charged to equity	(874)	(264)
Net exchange differences	(270)	84
Transfer to current income tax		16
Transfer to/from other headings	(300)
Other	(9)	(1)
Ending balance	1,744	3,165	2,735
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(2,988)	(2,500)
Charged to income statement	609	(380)
Charged to equity		(2)
Net exchange differences	241	(108)
Transfer to/from other headings	351
Other		2
Ending balance	(1,787)	(2,988)	(2,500)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	3,298	3,008
Acquisitions / Additions	9
Charged to income statement	(1,016)	222
Charged to equity		2
Net exchange differences	(322)	69
Disposal of a business	2
Transfer to/from other headings	(79)
Other		(3)
Ending balance	1,892	3,298	3,008
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(645)	(688)
Charged to income statement	120	135
Charged to equity	174	(85)
Net exchange differences	57	(6)
Other		(1)
Ending balance	(295)	(645)	(688)
Losses [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(409)	(500)
Acquisitions / Additions	(1)
Charged to income statement	78	57
Net exchange differences	27	34
Transfers to disposal groups	8
Other		1
Ending balance	(296)	(409)	(500)
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(849)	(261)
Acquisitions / Additions	(14)
Charged to income statement	(62)	(543)
Charged to equity	(5)	(2)
Net exchange differences	111	(45)
Transfer to current income tax	(73)
Transfer to/from other headings	27
Other	2	3
Ending balance	€ (863)	€ (849)	€ (261)